Accounts Payable, Accruals and Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of accrued expenses and other liabilities [text block] [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES
20	ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES

	2020	2019
	USD	USD

Accounts payable	3,727,768	25,989,961
Accrued interest on borrowings	4,250,000	3,387,446
Capital accruals	4,453,830	31,469,596
Advances from customer	1,015,313
Accrued expenses	382,986	268,118

	13,829,897	61,115,121